Interim Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Dec. 31, 2023 [1]	Jun. 30, 2023	[1],[2]	Jun. 30, 2022 [2]	Jun. 30, 2021
Statement of Financial Position [Abstract]
Number of authorized shares with par value	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Number of issued shares with par value	$ 0.001	$ 0.001		$ 0.001	$ 0.001

[1]	Giving retroactive effect to the Stock Split in the year ended June 30, 2023 as detailed in note 13 to the consolidated financial statements.
[2]	Giving retroactive effect to the Reverse Split and Stock Split as detailed in note 13 to the consolidated financial statements.